Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Jun. 26, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Jul. 01, 2013
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk/Return:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk/Return:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk/Return:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk/Return:
Trading Symbol	DNMIX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Y
Risk/Return:
Trading Symbol	DNJYX